INCOME TAXES - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current tax expense	$ (53,319)	$ (27,834)	$ (19,327)
Deferred tax gain	24,822	5,527	4,310
Income tax	$ (28,497)	$ (22,307)	$ (15,017)